SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share Options
Outstanding - beginning of year | shares	290,711
Exercised | shares	(133,485)
Expired and forfeited | shares	(50,947)
Outstanding - year end | shares	106,279
Options exercisable at year-end | shares	100,540
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 29.83
Exercised | $ / shares	25.2
Expired and forfeited | $ / shares	39.61
Outstanding - year end | $ / shares	31.04
Options exercisable at year-end | $ / shares	$ 29.4